DECONSOLIDATION (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 31, 2017 subsidiary	Nov. 30, 2017 CNY (¥) subsidiary	Aug. 31, 2017 USD ($) subsidiary	Aug. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥)	Nov. 04, 2015
Number of subsidiaries disposed | subsidiary	4	4	4	4	8	8
Percentage of equity interest held by the Company								100.00%
Cash received from disposal of subsidiaries					$ 14,144	¥ 92,024	¥ 541
Gain from disposal of subsidiaries				¥ 23,780	$ 13,405	87,217	¥ 677
Sheng Ding
Percentage of equity interest held by the Company			100.00%	100.00%
Cash received from disposal of subsidiaries | $			$ 8,000
Da Xiang Shun Yi
Percentage of equity interest held by the Company			100.00%	100.00%
Tian Jin Da Xiang
Percentage of equity interest held by the Company			70.00%	70.00%
Da Xiang Ping Tai
Percentage of equity interest held by the Company			70.00%	70.00%
Rong Jin Hui Yin
Consideration for disposal of subsidiaries		¥ 189,000
Jin Xiang Yin Rui
Consideration for disposal of subsidiaries		¥ 90,000
Yin Ru Yi
Consideration for disposal of subsidiaries						¥ 63,440